(CRESTAR LOGO OMITTED)

               U.S. GOVERNMENT SECURITIES
               MONEY FUND

               PRIME OBLIGATIONS FUND

               MANAGED BY
               Crestar Asset Management Company

                               SEMI-ANNUAL REPORT
                               ------------------
                                  July 31, 1997

Dear Shareholder:

The Prime Obligations Fund and the U.S. Government Securities Money Fund managed by Crestar Asset Management Company ended the period July 31, 1997 with strong performance. Since our last report to you dated January 31, the Funds have experienced both growth in assets and high-ranking investment performance compared to its peer group.

The Prime Obligations Fund had total assets of $539.9 million as of July 31, 1997 -- an increase of 20.7% from January 31. The 7-day effective yield was 5.74%, compared to 5.49% on January 31, and the 1-year total return of 5.54% was ranked in the top 5% of all institutional money funds by Lipper Analytical Services.

The U.S. Government Securities Money Fund also performed well during this period. Total assets reached $660.1 million on July 31 -- up 12.5% from January
31. The 7-day effective yield was 5.61% on July 31 compared to 5.36% at the end of January, and the 1-year total return of 5.39% was ranked in the top 13% of all government-only institutional money market funds according to Lipper Analytical Services.

A REVIEW OF THE LAST SIX MONTHS:

Since our last report, the economy continued to perform at an above-average pace with few signs of imbalance that might lead to recession. There have been fears that the strong pace of growth so far into the current economic cycle might cause inflation to move higher and the Federal Reserve to become increasingly restrictive. While the Fed did raise overnight rates at the end of March, the move was only a quarter of a percent and no further tightening moves have occurred since then. Our Funds were well-positioned for this increase in rates causing the July yield to rise compared with yields at the end of January. However, short-term yields have been quite volatile over the past six months. The yield on the 91-day Treasury bill was up to 5.23% on July 31 from 5.15% on January 31, while the yield on the 1-year Treasury note was down to 5.42% at the end of July from 5.57% in January.

The most important development in the economy and the financial markets has been the LACK of higher inflation. Consumer prices have risen less that 2 1/2% during the past 12 months, and producer prices have actually FALLEN versus year-earlier levels. This lack of higher inflation has allowed the Federal Reserve to remain on the sidelines during the spring and early summer. The protracted period of strong economic growth without rising inflation has been positive for many investors, but fears are periodically rekindled by worrisome reports of tight labor markets. During these periods of uncertainty, longer maturity yields have risen, and we have extended durations modestly to improve returns.

THE NEAR TERM ECONOMIC OUTLOOK:

Despite the potential for problems, the outlook for the next several quarters is favorable. The lack of excesses by business and consumers suggest limited need for any significant economic adjustments. Inventories, though increasing, are at comfortable levels. Consumer confidence is high and relative debt growth is low. These factors suggest that the economic expansion that began in the Spring of 1991 is still on track.

While our longer-term expectations are for low inflation, the near term risks of higher inflation are still present and should not be dismissed. Spending growth by consumers is healthy. Unemployment is low, and delivery speeds from business are slowing. Anecdotal evidence of skilled labor shortage is common. Under these conditions, the Federal Reserve might see a need for a modest increase in short term interest rates to reduce inflationary pressures. So while we are bullish on interest rates longer term, we see a somewhat greater risk of higher rates over the near term.

On behalf of all of us who manage the Prime Obligations and U.S. Government Securities Money Funds, let me thank you again for the opportunity to serve you. Please let us know if there is more we can do to help you fulfill your investment objectives.

                                         Sincerely,
                                         /S/SIGNATURE
                                         Ben L. Jones, CFA
                                         President and Chief Investment Officer
                                         Crestar Asset Management Company

STATEMENT OF NET ASSETS                                           THE ARBOR FUND

July 31, 1997                                                        (Unaudited)

   Face
  Amount                                                                                                   Value
  (000)     U.S. GOVERNMENT SECURITIES MONEY FUND                                                          (000)
-----------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 49.8%
            FFCB
   $10,000       5.600%, 10/08/97 ..................................................................    $   9,900
    25,000       5.583%, 11/14/97 ..................................................................       24,613
    15,000       5.400%, 12/02/97 ..................................................................       14,994
            FFCB (A)
     9,000       5.530%, 08/01/97 ..................................................................        8,998
    30,000       5.550%, 08/01/97 ..................................................................       29,993
     5,000       5.570%, 08/20/97 ..................................................................        5,000

            FHLB
    10,000       5.600%, 09/25/97 ..................................................................        9,919
    15,000       5.960%, 06/09/98 ..................................................................       15,002
            FHLMC
    20,000       5.640%, 08/28/97 ..................................................................       19,996
    10,000       5.715%, 03/17/98 ..................................................................        9,994
            FNMA
    10,000       5.524%, 09/08/97 ..................................................................        9,944
    10,000       5.400%, 12/05/97 ..................................................................        9,997
    10,000       8.650%, 02/10/98 ..................................................................       10,143
    25,000       5.510%, 02/24/98 ..................................................................       24,988
    35,000       6.000%, 04/17/98 ..................................................................       34,992
    35,000       5.840%, 06/18/98 ..................................................................       34,984
            FNMA (A)
    35,000       5.590%, 08/01/97 ..................................................................       34,990
            SLMA (A)
    20,000       5.470%, 08/05/97 ..................................................................       19,989
-----------------------------------------------------------------------------------------------------------------
                     Total U.S. Government Agency Obligations (Cost $328,436) ......................      328,436
-----------------------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -- 50.2%
            FirstBoston Securities, 5.87%, dated 07/31/97, matures 08/01/97, repurchase price $30,004,892 (collateralized by various FHLB obligations, total par value $3,700,000, 0.00%,
                 11/06/97-01/20/98; FHLMC obligation, par value $19,405,000,
                 0.00% 11/05/97; FNMA obligation, par value $8,690,000, 0.00%,
                 11/14/97; with total
    30,000       market value $30,902,270) .........................................................       30,000
            Greenwich Securities, 5.81%, dated 07/31/97, matures 08/01/97, repurchase price
                 $122,518,790 (collateralized by various FNMA obligations ranging in par value
                 $73,809-$8,964,279, 6.00%-8.50%, 06/01/02-11/01/25; with total
   122,499       market value $124,969,170) ........................................................      122,499
            Merrill Lynch Securities, 5.81%, dated 07/31/97, matures 08/01/97, repurchase price
                 $31,276,356 (collateralized by GNMA obligation par value $31,470,000, 6.00%,
    31,271       07/20/27, with total market value $31,901,244) ....................................       31,271
            Paine Webber Securities, 5.81%, dated 07/31/97, matures 08/01/97, repurchase price $147,746,905 (collateralized by various FNMA obligations ranging in par value $8,200-$45,000,000,
                 0.00%-12.50%, 09/01/00-02/01/27; with total
   147,723       market value $150,701,843) ........................................................      147,723
-----------------------------------------------------------------------------------------------------------------
                     Total Repurchase Agreements (Cost $331,493) ...................................      331,493
-----------------------------------------------------------------------------------------------------------------
            Total Investments--100.0% (Cost $659,929) ..............................................      659,929
-----------------------------------------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (continued)                               THE ARBOR FUND

July 31, 1997                                                        (Unaudited)

                                                                                                          Value
            U.S. GOVERNMENT SECURITIES MONEY FUND (concluded)                                             (000)
-----------------------------------------------------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES -- 0.0%
            Other Asset and Liabilities, Net ........................................................    $    199
-----------------------------------------------------------------------------------------------------------------
            NET ASSETS:
            Portfolio shares (unlimited authorization -- no par value) based on 660,153,142
               outstanding shares of beneficial interest ............................................     660,153
            Accumulated net realized loss on investments ............................................         (25)
-----------------------------------------------------------------------------------------------------------------
                     Total Net Assets--100.0% .......................................................    $660,128
-----------------------------------------------------------------------------------------------------------------

                     Net Asset Value, Offering and Redemption Price Per Share .......................       $1.00
=================================================================================================================

FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
SLMA -- Student Loan Marketing Association
(A) Variable Rate Security -- The rate reported in the Statement of Net Assets is the rate in effect on July 31, 1997. The date shown is the reset date.


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                               THE ARBOR FUND

July 31, 1997                                                        (Unaudited)


    Face
   Amount                                                                                                  Value
   (000)    PRIME OBLIGATIONS FUND                                                                         (000)
-----------------------------------------------------------------------------------------------------------------
            COMMERCIAL PAPER -- 13.2%
            FINANCIAL SERVICES -- 5.5%
            Merrill Lynch
   $15,000       5.750%, 02/06/98 ...................................................................     $14,547
            Strategic Asset Funding
    15,500       5.730%, 10/31/97 ...................................................................      15,279
-----------------------------------------------------------------------------------------------------------------
                     Total Financial Services .......................................................      29,826
-----------------------------------------------------------------------------------------------------------------
            INDUSTRIAL -- 7.7%
            Aes Shady Point
     7,000       5.820%, 10/14/97 ...................................................................       6,916
            Ford Motor Credit
    20,000       5.510%, 11/13/97 ...................................................................      19,682
            Mitsubishi Motors
    10,000       5.650%, 09/11/97 ...................................................................       9,936
            Orix America
     5,000       5.650%, 01/09/98 ...................................................................       4,874
-----------------------------------------------------------------------------------------------------------------
                     Total Industrial ...............................................................      41,408
-----------------------------------------------------------------------------------------------------------------
                     Total Commercial Paper  (Cost $71,234) .............................................. 71,234
-----------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS -- 35.3%
            BANKING -- 13.0%
            Bank of New York
    15,000       6.000%, 03/24/98 ...................................................................      14,996
            FCC National Bank (A)
    25,000       5.610%, 08/01/97 ...................................................................      24,990
            PNC Bank (A)
    18,000       5.640%, 08/01/97 ...................................................................      17,998
     7,000       5.650%, 08/01/97                                                                           6,999
            Wachovia Bank of North Carolina
     5,000       5.950%, 08/11/97 ...................................................................       5,000
-----------------------------------------------------------------------------------------------------------------
                     Total Banking ..................................................................      69,983
-----------------------------------------------------------------------------------------------------------------
            FINANCIAL SERVICES -- 10.7%
            Bear Stearns (A)
     7,000       5.720%, 08/01/97 ...................................................................       7,000
     8,000       5.650%, 08/01/97 ...................................................................       8,000
            Bear Stearns MTN
    10,000       6.100%, 06/09/98 ...................................................................      10,000
            CS First Boston (A)
    23,000       5.700%, 08/01/97 ...................................................................      23,000
            Merrill Lynch (A)
    10,000       5.690%, 08/01/97 ...................................................................       9,999
-----------------------------------------------------------------------------------------------------------------
                     Total Financial Services .......................................................      57,999
-----------------------------------------------------------------------------------------------------------------
            INDUSTRIAL -- 11.6%
            Ford Motor Credit
     5,000       7.125%, 12/01/97 ...................................................................       5,025
            General Motors Acceptance
     5,000       8.375%, 01/30/98                                                                           5,061
     5,000       5.875%, 03/30/98 ...................................................................       4,990
     2,000       7.000%, 04/15/98 ...................................................................       2,009
     5,000       7.250%, 04/15/98 ...................................................................       5,040
    10,000       7.500%, 05/18/98 ...................................................................      10,104


STATEMENT OF NET ASSETS (continued)                               THE ARBOR FUND

July 31, 1997                                                        (Unaudited


   Face
  Amount                                                                                                   Value
  (000)     PRIME OBLIGATIONS FUND (continued)                                                             (000)
-----------------------------------------------------------------------------------------------------------------
            IBM
   $10,000       5.670%, 01/28/98 ...................................................................  $    9,995
            IBM Credit
    10,000       5.780%, 08/20/97 ...................................................................       9,999
            Phillip Morris
    10,000       9.250%, 12/01/97 ...................................................................      10,114
-----------------------------------------------------------------------------------------------------------------
                     Total Industrial ...............................................................      62,337
-----------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds (Cost $190,319) ..........................................     190,319
-----------------------------------------------------------------------------------------------------------------
            CERTIFICATES OF DEPOSIT -- 14.8%
            Bank of Tokyo
    10,000       5.740%, 09/12/97 ...................................................................      10,000
     5,000       5.650%, 11/07/97 ...................................................................       5,000
    10,000       5.780%, 01/28/98 ...................................................................      10,000
            Regions Bank
    10,000       5.650%, 10/31/97 ...................................................................      10,000
            Sanwa Bank
    25,000       5.730%, 08/22/97 ...................................................................      25,000
            Societe Generale
    10,000       5.720%, 10/22/97 ...................................................................       9,999
    10,000       5.870%, 03/03/98 ...................................................................       9,998
-----------------------------------------------------------------------------------------------------------------
                     Total Certificates of Deposit (Cost $79,997) ...................................      79,997
-----------------------------------------------------------------------------------------------------------------
            BANK NOTES -- 5.0%
            Bank of New York
     5,000       5.930%, 09/03/97 ...................................................................       4,999
            Barclays Bank (A)
    22,000       5.620%, 08/01/97 ...................................................................      21,996
-----------------------------------------------------------------------------------------------------------------
                     Total Bank Notes (Cost $26,995) ................................................      26,995
-----------------------------------------------------------------------------------------------------------------
            INSURANCE FUNDING AGREEMENTS -- 10.2%
            General American Life GIC (A) (B)
    25,000       5.890%, 08/01/97 ...................................................................      25,000
            Integrity Life Insurance GIC (A) (B)
    30,000       5.890%, 08/01/97 ...................................................................      30,000
-----------------------------------------------------------------------------------------------------------------
                     Total Insurance Funding Agreements (Cost $55,000) ..............................      55,000
-----------------------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -- 23.8%
            Greenwich Securities, 5.81%, dated 07/31/97, matures 08/01/97, repurchase price $50,952,328 (collateralized by various FNMA obligations ranging in par value $4,000-$5,730,418,
                 6.00%-7.50%, 01/01/04-07/01/04; with total market
    50,944       value $51,971,375) .................................................................      50,944
            Merrill Lynch Securities, 5.81%, dated 07/31/97, matures 08/01/97, repurchase price
                 $42,768,550 (collateralized by GNMA obligation par value $43,030,000, 6.00%,
    42,762       07/20/27; with market value $43,619,655) ...........................................      42,762
            Paine Webber Securities, 5.81%, dated 07/31/97, matures 08/01/97, repurchase price $34,945,554 (collateralized by various FNMA obligations ranging in par value $7,185,000-$19,205,000,
    34,940       0.0%, 12/01/26-04/01/29; with total market value $35,640,379) ......................      34,940
-----------------------------------------------------------------------------------------------------------------
                     Total Repurchase Agreements (Cost $128,646) ....................................     128,646
-----------------------------------------------------------------------------------------------------------------
            Total Investments--102.3% (Cost $552,191) ...............................................     552,191
-----------------------------------------------------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES -- (2.3%)
            Other Assets and Liabilities, Net .......................................................     (12,246)
-----------------------------------------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (concluded)                               THE ARBOR FUND

July 31, 1997                                                        (Unaudited)

                                                                                                           Value
            PRIME OBLIGATIONS FUND (concluded)                                                             (000)
-----------------------------------------------------------------------------------------------------------------
            NET ASSETS:
            Portfolio shares (unlimited authorization-- no par value) based on 539,942,243 outstanding
               shares of beneficial interest ........................................................    $539,944
            Accumulated net realized gain on investments ............................................           1
-----------------------------------------------------------------------------------------------------------------
                     Total Net Assets--100.0% .......................................................     $539,94
-----------------------------------------------------------------------------------------------------------------
                     Net Asset Value, Offering and Redemption Price Per Share .......................       $1.00
=================================================================================================================

GIC -- Guaranteed Investment Contract
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
(A) Variable Rate Security -- The rate reported in the Statement of Net Assets is the rate in effect on July 31, 1997. The date shown is the reset date.
(B) The contract has no stated maturity date, but may be terminated unconditionally by the fund at any time upon at least 7 days notice to the issuer.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                                           THE ARBOR FUND

For the Six Month Period Ended July 31, 1997                         (Unaudited)

                                                                                  (IN THOUSANDS)
                                                                        --------------------------------
                                                                        U.S. GOVERNMENT        PRIME
                                                                          SECURITIES        OBLIGATIONS
                                                                          MONEY FUND           FUND
--------------------------------------------------------------------------------------------------------
Investment Income:
   Interest Income ...................................................     $18,815           $15,048
--------------------------------------------------------------------------------------------------------
Expenses:
   Management Fees ...................................................         272               212
   Waiver of Management Fees .........................................        (115)             (110)
   Investment Advisory Fees ..........................................         679               531
   Waiver of Advisory Fees ...........................................        (447)             (318)
   Custodian Fees ....................................................         103                93
   Transfer Agent Fees ...............................................         102                80
   Professional Fees .................................................          16                14
   Registration Fees .................................................          26                16
   Insurance Expense .................................................           4                 3
   Amortization of Organizational Cost ...............................          30                 2
   Other Fees ........................................................           9                 7
--------------------------------------------------------------------------------------------------------
     Total Expenses ..................................................         679               530
--------------------------------------------------------------------------------------------------------
   Net Investment Income .............................................      18,136            14,518
--------------------------------------------------------------------------------------------------------
   Net Realized Gain on Investments ..................................           3                 1
--------------------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting from Operations ..................     $18,139           $14,519
========================================================================================================

                     The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS                                THE ARBOR FUND


For the Six Month Period Ended July 31, 1997 (Unaudited) and for the Period Ended January 31, 1997
                                                                                         (IN THOUSANDS)
                                                                 ----------------------------------------------------------
                                                                      U.S. GOVERNMENT                     PRIME
                                                                        SECURITIES                     OBLIGATIONS
                                                                        MONEY FUND                        FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                    02/01/97      02/01/96        02/01/97      02/01/96
                                                                   TO 07/31/97   TO 01/31/97     TO 07/31/97   TO 01/31/97
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ......................................  $     18,136    $    24,573     $    14,518   $   22,297
   Net Realized Gain (Loss) on Investments                                  3            (14)              1            1
---------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting from Operations ..............        18,139         24,559          14,519       22,298
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ......................................       (18,136)       (24,573)        (14,518)     (22,297)
   Capital Gains ..............................................            --             --              --           (1)
---------------------------------------------------------------------------------------------------------------------------
     Total Distributions ......................................       (18,136)       (24,573)        (14,515)     (22,298)
---------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (all at $1.00 per share):
   Proceeds from Shares Issued ................................     3,405,901      4,726,903       2,769,516    4,883,808
   Reinvestment of Distributions ..............................         4,145          1,621           2,064          846
   Cost of Shares Redeemed ....................................    (3,336,652)    (4,656,649)     (2,709,071)  (4,789,851)
---------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
   from Capital Share Transactions ............................        73,394         71,875          62,509       94,803
---------------------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets .............................        73,397         71,861          62,510       94,803
---------------------------------------------------------------------------------------------------------------------------
Net Assets: Beginning of Period ...............................       586,731        514,870         477,435      382,632
---------------------------------------------------------------------------------------------------------------------------
Net Assets: End of Period .....................................  $    660,128    $   586,731     $   539,945   $  477,435
===========================================================================================================================

                         The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                              THE ARBOR FUND

For a Share Outstanding Throughout the Period or Year

                            NET ASSET               DISTRIBUTIONS       NET                    NET              RATIO
                              VALUE       NET           FROM         ASSET VALUE              ASSETS          OF EXPENSES
                            BEGINNING  INVESTMENT   NET INVESTMENT       END        TOTAL   END OF PERIOD     TO AVERAGE
                            OF PERIOD    INCOME         INCOME        OF PERIOD     RETURN     (000)          NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
-------------------------------------
U.S. GOVERNMENT SECURITIES MONEY FUND
-------------------------------------
For the Six Month Period Ended July 31, (unaudited):
   1997                       $1.00      0.03          (0.03)           $1.00       5.34%*    $660,128         0.20%*
For the Year Ended January 31,:
   1997                       $1.00      0.05          (0.05)           $1.00       5.29%     $586,731         0.20%
   1996                       $1.00      0.06          (0.06)           $1.00       5.88%     $514,870         0.20%
   1995(1)                    $1.00      0.03          (0.03)           $1.00       4.98%*    $579,422         0.20%*
----------------------
PRIME OBLIGATIONS FUND
----------------------
For the Six Month Period Ended July 31, (unaudited):
   1997                       $1.00      0.03          (0.03)           $1.00       5.48%*    $539,945         0.20%*

For the Year Ended January 31,:
   1997                       $1.00      0.05          (0.05)           $1.00       5.45%     $477,435         0.20%
   1996(2)                    $1.00      0.02          (0.02)           $1.00       5.82%*    $382,632         0.20%*
============================================================================================================================

                                                 RATIO       RATIO OF
                                 RATIO       OF EXPENSES     NET INCOME
                                OF NET        TO AVERAGE     TO AVERAGE
                                INCOME        NET ASSETS     NET ASSETS
                              TO AVERAGE     (EXCLUDING     (EXCLUDING
                              NET ASSETS       WAIVERS)       WAIVERS)
------------------------------------------------------------------------
-------------------------------------
U.S. GOVERNMENT SECURITIES MONEY FUND
-------------------------------------
For the Six Month Period Ended July 31, (unaudited):
   1997                        5.36%*          0.37%*          5.19%*

For the Year Ended January 31,:
   1997                        5.17%           0.37%           5.00%
   1996                        5.72%           0.37%           5.55%
   1995(1)                     4.98%*          0.38%*          4.80%*
----------------------
PRIME OBLIGATIONS FUND
----------------------
For the Six Month Period Ended July 31, (unaudited):
   1997                        5.48%*          0.36%*          5.32%*

For the Year Ended January 31,:
   1997                        5.33%           0.38%           5.15%
   1996(2)                     5.61%*          0.40%*          5.41%*
========================================================================

(1) Commenced operations on August 1, 1994
(2) Commenced operations on October 25, 1995
*Annualized

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                     THE ARBOR FUND

July 31, 1997                                                        (Unaudited)

1. Organization:

THE U. S. GOVERNMENT SECURITIES MONEY AND PRIME OBLIGATIONS FUNDS (the "Funds") are separate investment portfolios of The Arbor Fund (the "Trust"), an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The financial statements included herein relate only to the U.S Government Securities Money and Prime Obligations Funds. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds. The policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION--Investment securities held by the Funds are stated at amortized cost, which approximates market value. Under this method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     FEDERAL INCOME TAXES--It is the Funds' intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required in the financial statements.

     SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized using the accrual method of accounting. Costs used in determining realized gains and losses on sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods.

     REPURCHASE AGREEMENTS--The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Fund may be delayed or limited.

     NET ASSET VALUE PER SHARE--The net asset value per share of the Funds is calculated on each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of each Fund.

     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared and recorded daily and paid monthly to shareholders. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--The Financial Statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements.

3. Administration, Transfer Agent and Distribution Agreements:

SEI Fund Resources (the "Administrator"), a Delaware business trust, serves as administrator to the Funds. SEI Investments Management Corporation,

NOTES TO FINANCIAL STATEMENTS (concluded)                         THE ARBOR FUND

July 31, 1997                                                        (Unaudited)

a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust and the Administrator have entered into an administration agreement dated August 1, 1994. Under terms of the Administration Agreement, the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of .08% of the average daily net assets of each Fund. The Administrator and Crestar Asset Management Company (the "Advisor") have agreed to waive a portion of their respective fees to the extent necessary so that the total operating expenses of the Funds do not exceed an annual rate of .20% of average daily net assets. During the period from February 1, 1997 to July 31, 1997, the Administrator received net administration fees totaling approximately .05% and .04% of the average daily net assets for U.S. Government Securities Money and Prime Obligations Funds, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Crestar Bank (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for each Fund. The Transfer Agent also acts as the shareholder servicing agent and custodian of the Funds.

The Trust and SEI Investment Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator, have entered into a distribution agreement (the "Distribution Agreement") dated August 1, 1994. The Distributor receives no fees for its distribution services under the Distribution Agreement.

4. Investment Advisory Agreement:

The Trust has entered into an investment advisory agreement with the Advisor dated August 1, 1994 under which the Advisor is entitled to a fee which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. During the period from February 1, 1997 to July 31, 1997, the Advisor received net fees totaling approximately .07% and .08% of the average daily net assets for U.S. Government Securities Money and Prime Obligations Funds, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at any time. The Advisor is a wholly-owned subsidiary of Crestar Bank, which is a wholly-owned subsidiary of Crestar Financial Corporation.

5. Organizational Costs and Transactions with Affiliates:

Organizational costs have been capitalized by the Trust and are being amortized over sixty months beginning with the commencement of operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of $24,600 for organizational work performed by a law firm of which two officers and a trustee of the Trust are partners.

Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers and trustee are paid no fees by the Trust for serving in their respective roles.

6. Concentration of Credit Risk:

The Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within the highest ratings category assigned by a nationally recognized statistical rating agency or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific industry, state or region.

                                      NOTES

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Shares in the Funds are not deposits or obligations of, or guaranteed or endorsed by Crestar Bank, the parent corporation of the Funds' investment adviser. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.